Expense Example, No Redemption - 1919 Retail Funds	Apr. 30, 2026 USD ($)
1919 Financial Services Fund | 1919 Financial Services Fund, Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 715
Expense Example, No Redemption, 3 Years	1,010
Expense Example, No Redemption, 5 Years	1,327
Expense Example, No Redemption, 10 Years	2,221
1919 Financial Services Fund | 1919 Financial Services Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	223
Expense Example, No Redemption, 3 Years	688
Expense Example, No Redemption, 5 Years	1,180
Expense Example, No Redemption, 10 Years	2,534
1919 Financial Services Fund | 1919 Financial Services Fund, Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,746
1919 Financial Services Fund | 1919 Financial Services Fund, Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	2,019
1919 Financial Services Fund | 1919 Financial Services Fund, Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	125
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	676
Expense Example, No Redemption, 10 Years	1,489
1919 Socially Responsive Balanced Fund | 1919 Socially Responsive Balanced Fund, Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	666
Expense Example, No Redemption, 3 Years	860
Expense Example, No Redemption, 5 Years	1,070
Expense Example, No Redemption, 10 Years	1,674
1919 Socially Responsive Balanced Fund | 1919 Socially Responsive Balanced Fund, Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	171
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	913
Expense Example, No Redemption, 10 Years	1,987
1919 Socially Responsive Balanced Fund | 1919 Socially Responsive Balanced Fund, Class FI
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,166
1919 Socially Responsive Balanced Fund | 1919 Socially Responsive Balanced Fund, Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	381
Expense Example, No Redemption, 5 Years	660
Expense Example, No Redemption, 10 Years	1,455
1919 Socially Responsive Balanced Fund | 1919 Socially Responsive Balanced Fund, Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	$ 859